UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			May 6, 2002

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		884,481
2



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                  Common Stock    00762W107       19265    592,400     SH      SOLE          592,400
Adaptec, Inc.                       Common Stock    00651F108       26284  1,965,900     SH      SOLE         1,965,90
AutoImmune Inc.                     Common Stock    052776101        1178  1,042,800     SH      SOLE         1,042,80
Allstate Corp                       Common Stock    020002101       48104  1,273,600     SH      SOLE         1,273,60
Arden Realty, Inc.                  Common Stock    039793104       19181    675,400     SH      SOLE          675,400
Ascential Software Corporation      Common Stock    04362P108       13148  3,415,100     SH      SOLE         3,415,10
Archstone Communities Trust         Common Stock    039581103       40547  1,513,500     SH      SOLE         1,513,50
Activision, Inc.                    Common Stock    004930AA1       37538  1,258,400     SH      SOLE         1,258,40
Berkshire Hathaway Class B          Common Stock    084670207       59450     25,095     SH      SOLE            25,095
Electronics Boutique Holdings Corp. Common Stock    286045109       30231    875,500     SH      SOLE          875,500
Evergreen Resources Inc.            Common Stock    299900308       19549    468,800     SH      SOLE          468,800
Fairmont Hotels & Resorts           Common Stock    305204109       40220  1,421,200     SH      SOLE         1,421,20
Gillette Company                    Common Stock    375766102      158847  4,670,600     SH      SOLE         4,670,60
Gold Fields Ltd.- Sponsored ADR     Common Stock    38059t106       20840  2,000,000     SH      SOLE         2,000,00
Grey Wolf, Inc.                     Common Stock    397888108        9736  2,458,700     SH      SOLE         2,458,70
HNC Software Inc.                   Common Stock    40425P107        5977    355,800     SH      SOLE          355,800
Hutchinson Technologies             Common Stock    448407AC0       38386  1,779,600     SH      SOLE         1,779,60
Jupiter Media Metrix, Inc.          Common Stock    48206u104         528  2,639,500     SH      SOLE         2,639,50
Martek Biosciences Corporation      Common Stock    572901106       66420  2,109,909     SH      SOLE         2,109,90
Meridian Gold Inc.                  Common Stock    589975101       29020  2,000,000     SH      SOLE         2,000,00
Phillip Morris Companies, Inc.      Common Stock    718154107       71078  1,349,500     SH      SOLE         1,349,50
Neose Technologies                  Common Stock    640522108       45155  1,408,900     SH      SOLE         1,408,90
Phillips Petroleum Company          Common Stock    718507106       32993    525,360     SH      SOLE          525,360
Persistence Software, Inc.          Common Stock    715329108        1679  1,825,300     SH      SOLE         1,825,30
PYR Energy Corporation              Common Stock    693677106        6977  3,634,000     SH      SOLE         3,634,00
XM Satellite Radio Holdings-Class A Common Stock    983759101       42149  3,060,900     SH      SOLE         3,060,90



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